Retirement Benefit Obligation	12 Months Ended
Dec. 31, 2018
Retirement Benefit Obligation [Abstract]
RETIREMENT BENEFIT OBLIGATION

NOTE 11—RETIREMENT BENEFIT OBLIGATION

The amount recognized as an expense for defined contribution plans in 2016, 2017 and 2018 is NIS 1,558 thousand NIS 1,378 thousand and NIS 1,627 thousand, respectively.